Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies
23.	Commitments and contingencies
(a) Operating commitments
As of December 31, 2019, future minimum payments under
non-cancellable
agreements consist of the following:

Twelve months ended December 31	Operating commitments
RMB
2020	10,787
2021	5,598
2022	4,086
2023 and thereafter	3,204

23,675

As of June 30, 2020, future minimum payments under
non-cancellable
agreements consist of the following:

Twelve months ended June 30, 2020	Operating commitments
RMB
2021	10,860
2022	4,578
2023	4,103
2024 and thereafter	1,196

20,737

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use
assets and lease liabilities.
(b) Capital commitments
As of June 30, 2020, the Group did
not
have any capital commitment.
(c) Legal proceedings
As of June 30, 2020, the Group involved in a few cases related to unfair competition in broadcasters recruitment. These cases are pending in various courts. Total claim amount is RMB35.4 million.
As of the date of issuance of the financial statements, those remaining lawsuits are still pending and the Group is not able to make a reliable estimate of the potential loss, if any.

Douyu [Member]
Commitments and Contingencies
12.	Commitments and contingencies
Contingencies
In 2019, the Group was named as one of the defendants to lawsuits filed in court by a third party company platform operator for mobile apps and games in China. The third party platform operator is seeking a total monetary damage in an amount of RMB66.7 million by claiming certain steamers infringe their non-compete
agreements with it by operating on the Group’s platform. As of June 30, 2020, these cases have been withdrawn by plaintiff.
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.